Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 19, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Gross Proceeds	$ 320,993,750	$ 316,250,000	$ 316,250,000	$ 316,250,000
Class A ordinary shares issuance costs		(18,057,563)		(18,057,563)
Remeasurement of carrying value to redemption value		22,801,313		22,801,313
Class A ordinary shares subject to possible redemption		$ 320,993,750		$ 320,993,750